Other revenues (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Variable Interest Entity [Line Items]
Leasing revenues	$ 4	$ 7	$ 6	$ 9	$ 12
Other	1	0	0	0	0
Other revenues
Variable Interest Entity [Line Items]
Total other revenues	$ 5	$ 7	$ 6	$ 9	$ 12